UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment:           |_|; Amendment Number: |_|

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Wesley Capital Management, LLC

Address:  717 5th Avenue
          14th Floor
          New York, NY 10022


13F File Number: 028-10713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Arthur Wrubel
Title:  Managing Member
Phone:  (212) 421-7002



Signature, Place and Date of Signing:

/s/ Arthur Wrubel               New York, New York            November 13, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               1

Form 13F Information Table Entry Total:          21

Form 13F Information Table Value Total:        $143,317
                                             (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.   Form 13F File Number          Name

1.       028-13111                     Wesley Capital QP, LP


                                                 FORM 13F INFORMATION TABLE
                                               Wesley Capital Management LLC
                                                    September 30, 2012


COLUMN 1                      COLUMN  2       COLUMN 3    COLUMN 4    COLUMN 5       COLUMN 6       COLUMN 7      COLUMN 8

                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT     OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (X$1000)  PRN AMT  PRN CALL DISCRETION     MNGRS  SOLE    SHARED   NONE
AMERICAN CAPITAL AGENCY CORP     COM          02503X105   23,185    670,100 SH       SHARED-DEFINED   1    20,000          650,100
AMERICAN INTL GROUP INC        COM NEW        026874784      820     25,000 SH       SHARED-DEFINED   1    25,000
ANNALY CAP MGMT INC              COM          035710409   14,314    850,000 SH            SOLE                             850,000
ANWORTH MORTGAGE ASSET CP        COM          037347101    2,380    350,000 SH            SOLE                             350,000
APOLLO GLOBAL MGMT LLC        CL A SHS        037612306      440     30,000 SH       SHARED-DEFINED   1    30,000
ASSOCIATED ESTATES RLTY CORP     COM          045604105      379     25,000 SH       SHARED-DEFINED   1    25,000
CAPITAL SR LIVING CORP           COM          140475104      651     45,000 SH       SHARED-DEFINED   1    45,000
CORRECTIONS CORP AMER NEW      COM NEW        22025Y407    1,673     50,000 SH       SHARED-DEFINED   1    50,000
CYS INVTS INC                    COM          12673A108   19,022  1,350,000 SH            SOLE                           1,350,000
EQUITY LIFESTYLE PPTYS INC       COM          29472R108    1,362     20,000 SH       SHARED-DEFINED   1    20,000
FOREST CITY ENTERPRISES INC     CL A          345550107    1,189     75,000 SH       SHARED-DEFINED   1    75,000
HATTERAS FINL CORP               COM          41902R103   15,505    550,000 SH            SOLE                             550,000
HOWARD HUGHES CORP               COM          44267D107    1,243     17,500 SH       SHARED-DEFINED   1    17,500
HYATT HOTELS CORP             COM CL A        448579102    1,405     35,000 SH       SHARED-DEFINED   1    35,000
LAMAR ADVERTISING CO            CL A          512815101      278      7,500 SH       SHARED-DEFINED   1     7,500
LOWES COS INC                    COM          548661107    1,058     35,000 SH       SHARED-DEFINED   1    35,000
MFA FINANCIAL INC                COM          55272X102   33,150  3,900,000 SH       SHARED-DEFINED   1   150,000        3,750,000
PENNANTPARK INVT CORP            COM          708062104      472     44,493 SH       SHARED-DEFINED   1    44,493
SPDR S&P 500 ETF TR            TR UNIT        78462F103    2,160     15,000     PUT  SHARED-DEFINED   1    15,000
SIMON PPTY GROUP INC NEW         COM          828806109    2,657     17,500 SH       SHARED-DEFINED   1    17,500
TWO HBRS INVT CORP               COM          90187B101   19,975  1,700,000 SH            SOLE                           1,700,000



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